UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Telemark Asset Management, LLC
Address: One International Place, Suite 2401
         Boston, Massachusetts 02110

13 File Number: 028-12649

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian C. Miley
Title:     Chief Financial Officer
Phone:     (617) 526-8910

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Signature, Place and Date of Signing    /s/ Brian C. Miley              Boston, Massachusetts           August 12, 2009
                                        ----------------------          ---------------------           --------------------
[Signature]                             Brian C. Miley, Chief           [City, State]                   [Date]
                                        Financial Officer
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Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.



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                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37 Data Records

Form 13F Information Table Value Total:    $62,208


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6/30/2009


Asset Type Instrument ID Security Description                   CUSIP       Quantity      Base     Price   Market Value    Custodian
                                                                                           CCY     (Base)       (Base)
Equity     ABX US        BARRICK GOLD CORP                      067901108     80,000       USD      33.55      $  2,684         UBS
Equity     AEM US        AGNICO EAGLE MINES                     008474108     53,000       USD      52.48      $  2,781         UBS
Equity     AMZN US       AMAZON.COM INC                         023135106     40,000       USD      83.66      $  3,346         UBS
Equity     ANV US        ALLIED NEVADA GOLD CORP                019344100     20,000       USD       8.06      $    161         UBS
Equity     ARGN US       AMERIGON INC                           03070L300    160,000       USD       6.10      $    976         UBS
Equity     ARMH US       ARM HOLDINGS PLC                       042068106    350,000       USD       5.97      $  2,090         UBS
Equity     ASML US       ASML HOLDING NV                        N07059186     20,000       USD      21.65      $    433         UBS
Equity     AU US         ANGLOGOLD ASHANTI LTD                  035128206     80,000       USD      36.63      $  2,930         UBS
Equity     BWA US        BORGWARNER INC.                        099724106     30,000       USD      34.15      $  1,025         UBS
Equity     CAJ US        CANON INC.                             138006309     25,000       USD      32.53      $    813         UBS
Equity     CLH US        CLEAN HARBORS INC                      184496107     80,000       USD      53.99      $  4,319         UBS
Equity     CNQ US        CANADIAN NATURAL RESOURCES LTD         136385101     60,000       USD      52.49      $  3,149         UBS
Equity     CSCO US       CISCO SYSTEMS INC.                     17275R102     80,000       USD      18.65      $  1,492         UBS
Equity     F US          FORD MOTOR CO                          345370860    115,275       USD       6.07      $    700         UBS
Equity     GDX US        MARKET VECTORS - GOLD MINERS ETF       57060U100     50,000       USD      37.82      $  1,891         UBS
Equity     GFI US        GOLD FIELDS                            38059T106    120,000       USD      12.05      $  1,446         UBS
Equity     GG US         GOLDCORP INC                           380956409     80,000       USD      34.75      $  2,780         UBS
Equity     GLD US        SPDR GOLD TRUST                        78463V107     80,000       USD      91.18      $  7,294         UBS
Equity     GRS US        GAMMON GOLD INC                        36467T106    120,000       USD       6.67      $    800         UBS
Equity     GT US         GOODYEAR TIRE & RUBBER CO              382550101    150,000       USD      11.26      $  1,689         UBS
Equity     HITT US       HITTITE MICROWAVE CORP                 43365Y104     25,000       USD      34.75      $    869         UBS
Equity     HMC US        HONDA MOTOR CO LTD.                    438128308     18,400       USD      27.37      $    504         UBS
Equity     HMSY US       HMS HOLDINGS CORP                      40425J101     30,000       USD      40.72      $  1,222         UBS
Equity     HTLD US       HEARTLAND EXPRESS INC                  422347104     75,000       USD      14.72      $  1,104         UBS
Equity     INTC US       INTEL CORP                             458140100    110,000       USD      16.55      $  1,821         UBS
Equity     KGC US        KINROSS GOLD CORP                      496902404    150,000       USD      18.15      $  2,723         UBS
Equity     MXIM US       MAXIM INTEGRATED PRODUCTS INC          57772K101     70,000       USD      15.69      $  1,098         UBS
Equity     NEM US        NEWMONT MINING CORP                    651639106     60,000       USD      40.87      $  2,452         UBS
Equity     OXY US        OCCIDENTAL PETROLEUM CORP              674599105     15,000       USD      65.81      $    987         UBS
Equity     PESI US       PERMA-FIX ENVIRONMENTAL SERVICES INC   714157104    200,000       USD       2.42      $    484         UBS
Equity     RBCN US       RUBICON TECHNOLOGY INC                 78112T107     30,000       USD      14.28      $    428         UBS
Equity     SU US         SUNCOR ENERGY INC                      867229106    110,000       USD      30.34      $  3,337         UBS
Equity     SWM US        SCHWEITZER MAUDUIT INTERNATIONAL INC   808541106     20,000       USD      27.21      $    544         UBS
Equity     TASR US       TASER INTERNATIONAL INC                87651B104     70,000       USD       4.56      $    319         UBS
Equity     TER US        TERADYNE INC                           880770102    110,000       USD       6.86      $    755         UBS
Equity     VECO US       VEECO INTRUMENTS INC.                  922417100     30,000       USD      11.59      $    348         UBS
Equity     VITA US       ORTHOVITA                              68750U102     80,000       USD       5.17      $    414         UBS
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